Interest and UF Indexation Revenue and Expenses (Details) - Schedule of interest expenses - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortized cost
Current accounts and other demand deposits	$ 45,072	$ 33,135	$ 12,807
Saving accounts and time deposits	971,902	131,041	142,623
Obligations by repurchase agreements and securities lending	15,845	940	1,853
Borrowings from financial institutions	37,414	23,386	27,830
Debt financial instruments issued	1,014,256	567,031	350,887
Other financial obligations		31	413
Lease liabilities	1,865	1,978	2,532
Financial instruments of regulatory capital issued	151,445	86,859	53,102
Income of accounting hedges of interest rate risk	(37,047)	(29,953)	(32,040)
Total	2,200,752	814,448	560,007
Interest [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	4,515	843	375
Saving accounts and time deposits	776,658	73,961	114,593
Obligations by repurchase agreements and securities lending	15,845	940	1,851
Borrowings from financial institutions	37,414	23,386	27,830
Debt financial instruments issued	210,393	175,531	184,693
Other financial obligations		12	395
Lease liabilities	1,865	1,978	2,532
Financial instruments of regulatory capital issued	31,271	29,389	29,582
Income of accounting hedges of interest rate risk	(37,047)	(29,953)	(32,040)
Total	1,040,914	276,087	329,811
UF indexation [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	40,557	32,292	12,432
Saving accounts and time deposits	195,244	57,080	28,030
Obligations by repurchase agreements and securities lending			2
Borrowings from financial institutions
Debt financial instruments issued	803,863	391,500	166,194
Other financial obligations		19	18
Lease liabilities
Financial instruments of regulatory capital issued	120,174	57,470	23,520
Income of accounting hedges of interest rate risk
Total	$ 1,159,838	$ 538,361	$ 230,196